Series B Debentures, Net of Current Maturities (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
	December 31, 2019	June 30, 2020
		Unaudited

Series B Debentures	$69,287	$118,778
Less: Current maturities	(9,898)	(19,796)
Less: Unamortized debt premium, discount and issuance costs	(539)	(548)

	$58,850	$98,434